SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 103,798	$ 41,868
Less: allowance for credit losses	(1,990)	(8,384)
Net accounts receivable	$ 101,808	$ 33,484